Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

(a)	Lease Commitments

Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time and bareboat charter contracts, as of June 30, 2016 are:

For the twelve month period ended June 30,	Amount
2017	$216,748
2018	172,329
2019	128,099
2020	110,250
2021	63,730
Thereafter	194,561
Total	$885,717

HMM charters restructuring has not been taken into account in future minimum rental receipts in the table above, since it was signed subsequently to June 30, 2016.